                               ING PARTNERS, INC.
                 ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO

                          Supplement dated July 5, 2005
            to the Initial Class and Service Class and Adviser Class
              Prospectuses and Statement of Additional Information
                of ING Partners, Inc., each dated April 29, 2005

INITIAL CLASS PROSPECTUS

          1. The table that is captioned "I Class Shares - Annual Portfolio Operating Expenses" and appears in the Section entitled "Portfolio Fees and Expenses" on page 38 of the Initial Class Prospectus is revised for ING Salomon Brothers Large Cap Growth Portfolio ("Salomon Brothers Large Cap Growth") with regard to its "Other Expenses" and "Total Net Annual Operating Expenses" as follows:

                                                                                                 TOTAL NET
                                                                  GROSS ANNUAL                    ANNUAL
                         MANAGEMENT   DISTRIBUTION     OTHER       OPERATING       WAIVERS AND   OPERATING
                            FEE       (12b-1) FEES    EXPENSES      EXPENSES     REIMBURSEMENTS   EXPENSES
Salomon Brothers         0.64%(2)          --          0.20%           0.84%           --          0.84%
Large Cap Growth

          2.     Footnote (3) is replaced with the following:

                 (3) Effective December 1, 2004, the Administrative Fees were restated to reflect a decrease as follows: from 0.20% to 0.02% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio, ING American Century Select Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

          3. The Salomon Brothers Large Cap Growth portion of the Example table for Initial Class shares on page 39 of the Initial Class Prospectus should be replaced with the following to reflect the modified fee structure:

                                                             1 YEAR       3 YEARS       5 YEARS     10 YEARS
          Salomon Brothers Large Cap Growth                  $   86       $   268       $   466     $  1,037

SERVICE CLASS AND ADVISER CLASS

          4. The table that is captioned "S Class Shares - Annual Portfolio Operating Expenses" and appears in the Section entitled "Portfolio Fees and Expenses" on page 39 of Service Class and Adviser Class Prospectus is revised for Salomon Brothers Large Cap Growth with regard to its "Other Expenses - Admin. Services Fee" and "Total Net Annual Operating Expenses" as follows:

                                                          OTHER EXPENSES                                         TOTAL NET
                                                       ADMIN.                     GROSS ANNUAL                     ANNUAL
                         MANAGEMENT   DISTRIBUTION    SERVICES    SHAREHOLDER       OPERATING      WAIVERS AND    OPERATING
                            FEE       (12b-1) FEES       FEE     SERVICES FEE       EXPENSES     REIMBURSEMENTS   EXPENSES
Salomon Brothers            0.64%          --           0.20%        0.25%            1.09%           --           1.09%
Large Cap Growth(2)

          5.     Footnote (3) is replaced with the following:

                 (3) Effective December 1, 2004, the Administrative Fees were restated to reflect a decrease as follows: from 0.20% to 0.02% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio, ING American Century Select Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

          6. The Salomon Brothers Large Cap Growth portion of the Example table for Service Class shares on page 40 of the Service Class and Adviser Class Prospectus should be replaced with the following to reflect the modified fee structure:

                                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
          Salomon Brothers Large Cap Growth                  $  111    $   347    $   601    $  1,329

          7. The table that is captioned "ADV Class Shares - Annual Portfolio Operating Expenses" and appears in the Section entitled "Portfolio Fees and Expenses" on page 41 of the Service Class and Adviser Class Prospectus is revised for Salmon Brothers Large Cap Growth with regard to its "Other Expenses - Admin. Services Fee" and "Total Net Annual Operating Expenses" as follows:

                                                          OTHER EXPENSES                                         TOTAL NET
                                                       ADMIN.                    GROSS ANNUAL                     ANNUAL
                         MANAGEMENT   DISTRIBUTION    SERVICES    SHAREHOLDER      OPERATING      WAIVERS AND    OPERATING
                            FEE       (12b-1) FEES       FEE     SERVICES FEE       EXPENSES     REIMBURSEMENTS   EXPENSES
Salomon Brothers            0.64%          0.25%        0.20%        0.25%            1.34%            --          1.34%
Large Cap Growth(2)

          8.     Footnote (3) is replaced with the following:

                 (3) Effective December 1, 2004, the Administrative Fees have been restated to reflect a decrease as follows: from 0.20% to 0.02% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio, ING American Century Select Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

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

          9. The Salomon Brothers Large Cap Growth portion of the Example table for Adviser Class shares on page 42 of the Service Class and Adviser Class Prospectus should be replaced with the following to reflect the modified fee structure:

                                                             1 YEAR    3 YEARS   5 YEARS   10 YEARS
          Salomon Brothers Large Cap Growth                  $  136    $   425   $   734   $  1,613

STATEMENT OF ADDITIONAL INFORMATION

          10. The portion of the table referring to Salomon Brothers Large Cap Growth on page 125 of the Initial Class, Service Class and Adviser Class Statement of Additional Information is replaced with the following:

          Salomon Brothers Large Cap Growth(1)                 0.20%      $  84,214

          11.    Footnote (1) is replaced with the following:

                 (1) Effective December 1, 2004, the Administrative Fees have been restated to reflect a decrease as follows: from 0.20% to 0.02% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio, ING American Century Select Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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